Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Deferred Compensation, Share-based Payments [Member]
Weighted-average grant date fair values of the equity
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	303,863	504,580	570,359
Granted weighted average grant date fair value, in USD per share	$ 58.32	$ 44.63	$ 42.29
Performance Units [Member]
Weighted-average grant date fair values of the equity
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010	114,440
Granted weighted average grant date fair value, in USD per share	$ 77.53	$ 57.37	$ 43.44